Segments and Geographical Information (Details) - Schedule of revenues, gross profit and assets for the operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RFID Division [Member]
2021
Revenues	$ 13,192	$ 12,523	$ 13,241
Gross profit	3,338	3,265	2,906
Allocated operating expenses	2,300	2,099	2,708
Operating Income (loss)	1,038	1,166	198
Intelligent Robotics [Member]
2021
Revenues	1,576	2,502	826
Gross profit	(460)	(871)	2
Allocated operating expenses	573	641	349
Impairment of goodwill and intangible assets		988	970
Operating Income (loss)	(1,033)	(2,500)	(1,317)
Supply Chain Solutions [Member]
2021
Revenues	19,008	18,594	19,750
Gross profit	3,708	3,724	3,750
Allocated operating expenses	2,497	2,373	2,289
Impairment of goodwill and intangible assets
Operating Income (loss)	1,211	1,351	1,461
Intercompany [Member]
2021
Revenues	(142)	(68)
Gross profit
Allocated operating expenses
Impairment of goodwill and intangible assets
Operating Income (loss)
Consolidated [Member]
2021
Revenues	33,634	33,551	33,817
Gross profit	6,586	6,118	6,658
Allocated operating expenses	5,370	5,113	5,346
Impairment of goodwill and intangible assets		988	970
Unallocated operating expenses	699	668	973
Operating Income (loss)	517	(651)	(631)
Financial expenses	105	348	330
Other income		(39)
Tax on income	(39)		(48)
Net Income	$ 451	$ (960)	$ (913)